Debt - credit facility	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Debt - credit facility	We maintain a €50.0 million uncommitted credit facility with an interest rate of LIBOR, floored at zero, plus 1% per annum, which is guaranteed by Expedia Group, that may be terminated at any time by the lender. As of December 31, 2019, we had no borrowings outstanding on the consolidated balance sheet.